SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables	$ 2,513,696	$ 1,394,545
Less: loss allowance	(18,394)		$ (4,632)
Total	$ 2,495,302	$ 1,394,545